Average Annual Total Returns - AMG Managers Pictet International Fund	Feb. 01, 2021
Class I
Average Annual Return:
1 Year	6.15%
5 Years	6.68%
Since Inception	4.16%	[1]
Inception Date	Apr. 14, 2014
Class I | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.82%
5 Years	7.45%
Since Inception	4.64%	[1]
Inception Date	Apr. 14, 2014
Class N
Average Annual Return:
1 Year	5.88%
5 Years	6.39%
Since Inception	3.86%	[1]
Inception Date	Apr. 14, 2014
Class N | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.82%
5 Years	7.45%
Since Inception	4.64%	[1]
Inception Date	Apr. 14, 2014
Class N | ReturnAfterTaxesonDistributions [Member]
Average Annual Return:
1 Year	5.88%
5 Years	5.36%
Since Inception	3.05%	[1]
Inception Date	Apr. 14, 2014
Class N | ReturnAfterTaxesonDistributionsandSaleofFundShares [Member]
Average Annual Return:
1 Year	3.48%
5 Years	4.86%
Since Inception	2.90%	[1]
Inception Date	Apr. 14, 2014
Class Z
Average Annual Return:
1 Year	6.27%
5 Years
Since Inception	2.80%	[2]
Inception Date	Sep. 29, 2017
Class Z | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.82%
5 Years	7.45%
Since Inception	5.28%	[2]
Inception Date	Sep. 29, 2017

[1]	Class N, Class I and Index performance shown reflects performance since the inception date of the Fund's Class N and Class I shares on April 14, 2014.
[2]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.